Income tax - Reconciliation of statutory income tax rate and the effective income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax
Income/(Loss) before income tax	¥ 32,022	$ 4,578	¥ 106,116	¥ (27,074)
Income tax reconciliation, Amount
Income tax expense at PRC statutory income tax rate	8,005
Preferential tax treatments	(18,615)
Expired NOL and true-up on NOL	4,368
R&D expense additional deduction and others	(3,670)
Total income tax (benefits)/expense	¥ (4)	$ (1)	¥ 218	¥ (28)
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Income tax reconciliation, Percent
Income/(loss) before income tax, percent	100.00%	100.00%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Changes in valuation allowance			10.01%	(48.24%)
Preferential tax treatments	(58.14%)	(58.14%)	(8.52%)	(26.63%)
Permanent differences			(26.28%)	49.97%
Expired NOL and true-up on NOL	13.64%	13.64%
R&D expense additional deduction and others	(11.46%)	(11.46%)
Effective income tax rate	(0.01%)	(0.01%)	0.21%	0.10%
Cayman
Income tax reconciliation, Amount
Statutory tax rate difference between Cayman and Chinese mainland	¥ 7,676
Income tax reconciliation, Percent
Statutory tax rate difference between Cayman and Chinese mainland	23.97%	23.97%
BVI
Income tax reconciliation, Amount
Statutory tax rate difference between Cayman and Chinese mainland	¥ 2,819
Other	¥ (40)
Income tax reconciliation, Percent
Statutory tax rate difference between Cayman and Chinese mainland	8.80%	8.80%
Other	(0.12%)	(0.12%)
Hong Kong
Income tax reconciliation, Amount
Statutory tax rate difference between Cayman and Chinese mainland	¥ 902
Other	107
Changes in valuation allowance	¥ 1,407
Income tax reconciliation, Percent
Statutory tax rate difference between Cayman and Chinese mainland	2.82%	2.82%
Other	0.34%	0.34%
Changes in valuation allowance	4.39%	4.39%
Other foreign jurisdictions
Income tax reconciliation, Amount
Other	¥ (388)
Income tax reconciliation, Percent
Other	(1.21%)	(1.21%)
PRC
Income tax reconciliation, Amount
Changes in valuation allowance	¥ (2,575)
Income tax reconciliation, Percent
Changes in valuation allowance	(8.04%)	(8.04%)